Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000163584
Account Value [Line Items]
Line Graph and Table Measure Name													A with Sales Charge
Accumulated Value	$ 9,751	$ 9,835	$ 9,881	$ 9,859	$ 9,938	$ 9,977	$ 10,026	$ 10,066	$ 10,073	$ 10,160	$ 10,177	$ 10,214		$ 10,212	$ 10,260	$ 10,293	$ 10,293	$ 10,376	$ 10,355	$ 10,407	$ 10,459	$ 10,471	$ 10,510	$ 10,586	$ 10,589	$ 10,622	$ 10,645	$ 10,654	$ 10,652	$ 10,724	$ 10,765	$ 10,828	$ 10,826	$ 10,741	$ 10,490	$ 10,695	$ 10,875	$ 10,833	$ 10,990	$ 10,950	$ 10,963	$ 11,011	$ 10,969	$ 10,998	$ 10,969	$ 11,031	$ 11,166	$ 11,184	$ 11,058	$ 9,932	$ 10,318	$ 10,648	$ 10,706	$ 10,947	$ 11,085	$ 11,116	$ 11,111	$ 11,322	$ 11,440	$ 11,528	$ 11,603	$ 11,594	$ 11,635	$ 11,697	$ 11,727	$ 11,720	$ 11,761	$ 11,828	$ 11,847	$ 11,817	$ 11,898	$ 11,916	$ 11,846	$ 11,843	$ 11,837	$ 11,545	$ 11,269	$ 11,516	$ 11,672	$ 11,344	$ 11,441	$ 11,610	$ 11,617	$ 11,911	$ 11,953	$ 11,966	$ 12,022	$ 11,978	$ 12,199	$ 12,320	$ 12,446	$ 12,507	$ 12,485	$ 12,643	$ 12,832	$ 12,878	$ 12,978	$ 13,095	$ 13,164	$ 13,281	$ 13,326	$ 13,387	$ 13,474	$ 13,531	$ 13,647	$ 13,774	$ 13,832	$ 13,894	$ 13,904	$ 13,859	$ 13,870	$ 14,115	$ 14,234	$ 14,365	$ 14,451	$ 14,544	$ 14,592	$ 14,643	$ 14,726	$ 14,727	$ 14,579	$ 14,671
C000163585
Account Value [Line Items]
Line Graph and Table Measure Name													C with Sales Charge
Accumulated Value	10,000	10,086	10,134	10,111	10,192	10,232	10,282	10,323	10,330	10,419	10,437	10,475		10,473	10,522	10,556	10,556	10,641	10,620	10,673	10,726	10,738	10,779	10,857	10,859	10,894	10,917	10,926	10,924	10,998	11,040	11,104	11,103	11,015	10,758	10,968	11,153	11,110	11,271	11,229	11,242	11,292	11,249	11,279	11,249	11,312	11,451	11,470	11,340	10,186	10,582	10,919	10,979	11,226	11,368	11,400	11,395	11,611	11,732	11,822	11,899	11,890	11,932	11,995	12,026	12,020	12,061	12,130	12,150	12,118	12,202	12,220	12,148	12,145	12,140	11,840	11,557	11,811	11,970	11,634	11,733	11,907	11,913	12,215	12,258	12,272	12,329	12,284	12,511	12,635	12,764	12,827	12,804	12,966	13,159	13,207	13,310	13,429	13,500	13,620	13,666	13,729	13,818	13,877	13,995	14,126	14,186	14,249	14,259	14,213	14,224	14,476	14,598	14,732	14,821	14,916	14,965	15,017	15,102	15,103	14,951	15,026
C000163587
Account Value [Line Items]
Line Graph and Table Measure Name													Investor
Accumulated Value	10,000	10,086	10,134	10,111	10,192	10,232	10,282	10,323	10,330	10,419	10,437	10,475		10,473	10,522	10,556	10,556	10,641	10,620	10,673	10,726	10,738	10,779	10,857	10,859	10,894	10,917	10,926	10,924	10,998	11,040	11,104	11,103	11,015	10,758	10,968	11,153	11,110	11,271	11,229	11,242	11,292	11,249	11,279	11,249	11,312	11,451	11,470	11,340	10,186	10,582	10,919	10,979	11,226	11,368	11,400	11,395	11,611	11,732	11,822	11,899	11,890	11,932	11,995	12,026	12,020	12,061	12,130	12,150	12,118	12,202	12,220	12,148	12,145	12,140	11,840	11,557	11,811	11,970	11,634	11,733	11,907	11,913	12,215	12,258	12,272	12,329	12,284	12,511	12,635	12,764	12,827	12,804	12,966	13,159	13,207	13,310	13,429	13,500	13,620	13,666	13,729	13,818	13,877	13,995	14,126	14,186	14,249	14,259	14,213	14,224	14,476	14,598	14,732	14,821	14,916	14,965	15,017	15,102	15,103	14,951	15,045
C000163586
Account Value [Line Items]
Line Graph and Table Measure Name													R5
Accumulated Value	250,000	252,215	253,450	252,927	255,022	256,087	257,399	258,472	258,702	260,982	261,488	262,489		262,480	263,783	264,694	265,004	266,927	266,721	267,850	269,519	269,873	270,667	272,969	273,077	274,005	274,633	274,943	274,664	276,580	277,711	279,369	279,400	277,240	270,813	276,192	280,909	279,887	283,993	283,014	283,404	284,729	283,999	284,819	283,834	285,483	289,067	289,601	286,368	257,530	267,599	276,218	277,814	283,827	287,471	288,341	288,283	293,818	296,977	299,321	301,330	301,174	302,283	303,963	304,816	304,711	305,833	307,640	308,201	307,476	309,662	310,186	308,403	308,394	308,303	300,731	293,605	300,129	304,278	295,786	298,378	302,869	302,754	310,866	312,016	312,443	313,950	312,885	318,738	321,970	325,340	327,011	326,133	330,714	335,355	337,008	339,719	342,466	344,721	347,485	348,738	350,802	352,771	354,358	357,465	360,893	362,502	364,603	364,538	363,427	363,784	370,320	373,936	377,047	379,402	381,930	383,281	384,690	386,971	387,079	383,178	385,600
C000163588
Account Value [Line Items]
Line Graph and Table Measure Name													Y
Accumulated Value	100,000	100,886	101,380	101,171	102,009	102,435	102,960	103,389	103,481	104,393	104,595	104,995		104,992	105,513	105,878	106,002	106,771	106,688	107,140	107,808	107,949	108,267	109,188	109,231	109,602	109,853	109,977	109,866	110,632	111,085	111,748	111,760	110,896	108,325	110,477	112,363	111,955	113,597	113,206	113,362	113,892	113,600	113,928	113,534	114,193	115,627	115,841	114,547	103,012	107,040	110,487	111,126	113,531	114,988	115,336	115,313	117,527	118,791	119,728	120,532	120,469	120,913	121,585	121,926	121,885	122,333	123,056	123,280	122,990	123,865	124,075	123,361	123,357	123,321	120,292	117,442	120,052	121,711	118,314	119,351	121,148	121,102	124,346	124,807	124,977	125,580	125,154	127,495	128,788	130,136	130,804	130,453	132,286	134,142	134,803	135,887	136,986	137,888	138,994	139,495	140,321	141,109	141,743	142,986	144,357	145,001	145,841	145,815	145,371	145,514	148,128	149,574	150,819	151,761	152,772	153,312	153,876	154,788	154,832	153,271	154,240
C000267489
Account Value [Line Items]
Line Graph and Table Measure Name													Investor
Accumulated Value	10,000	10,072	10,092	10,202	10,292	10,315	10,342	10,322	10,064	10,097	10,164	10,236		10,276	10,389	10,469	10,483	10,549	10,635	10,598	10,634	10,640	10,656	10,602	10,522	10,538	10,466	10,510	10,505	10,542	10,600	10,572	10,536	10,563	10,678	10,780	10,808	10,978	11,026	11,169	11,294	11,323	11,538	11,499	11,539	11,522	11,536	11,720	11,824	10,698	11,172	11,439	11,621	11,851	11,876	11,891	11,884	12,055	12,137	12,217	12,127	12,030	12,087	12,139	12,197	12,307	12,282	12,210	12,163	12,139	12,124	11,955	11,811	11,476	11,189	11,201	11,011	11,192	10,977	10,549	10,455	10,673	10,700	10,993	10,826	11,075	11,149	11,091	11,048	11,092	11,085	10,944	10,830	11,275	11,622	11,656	11,565	11,676	11,472	11,662	11,766	12,011	12,179	12,344	12,126	12,267	12,103	12,180	12,426	12,392	12,355	12,388	12,607	12,619	12,762	12,890	12,926	12,999	12,989	13,050	13,186	12,975
C000269735
Account Value [Line Items]
Line Graph and Table Measure Name													R6
Accumulated Value	10,000	10,074	10,096	10,218	10,301	10,326	10,355	10,347	10,091	10,126	10,195	10,269		10,311	10,425	10,507	10,513	10,581	10,680	10,645	10,683	10,681	10,710	10,648	10,568	10,587	10,527	10,575	10,572	10,601	10,672	10,646	10,612	10,631	10,751	10,857	10,876	11,060	11,111	11,258	11,375	11,417	11,636	11,600	11,642	11,616	11,643	11,831	11,938	10,804	11,284	11,556	11,743	11,978	12,005	12,023	12,019	12,194	12,281	12,363	12,275	12,179	12,239	12,295	12,356	12,470	12,448	12,377	12,332	12,310	12,297	12,129	11,985	11,644	11,355	11,371	11,180	11,366	11,150	10,717	10,624	10,860	10,878	11,178	11,011	11,267	11,344	11,287	11,246	11,293	11,302	11,147	11,033	11,489	11,844	11,882	11,791	11,907	11,701	11,898	12,007	12,259	12,433	12,605	12,385	12,532	12,366	12,448	12,702	12,670	12,648	12,685	12,898	12,913	13,062	13,196	13,235	13,327	13,305	13,370	13,510	13,296
C000267490
Account Value [Line Items]
Line Graph and Table Measure Name													Y
Accumulated Value	100,000	100,742	100,959	102,178	103,011	103,264	103,553	103,471	100,906	101,258	101,953	102,686		103,114	104,249	105,070	105,133	105,806	106,801	106,449	106,832	106,806	107,098	106,475	105,684	105,867	105,274	105,749	105,717	106,006	106,721	106,461	106,119	106,310	107,510	108,573	108,760	110,601	111,114	112,575	113,747	114,174	116,364	115,997	116,424	116,163	116,430	118,306	119,376	108,038	112,841	115,562	117,434	119,776	120,054	120,233	120,194	121,942	122,808	123,633	122,746	121,791	122,394	122,947	123,562	124,697	124,476	123,773	123,318	123,101	122,974	121,293	119,851	116,439	113,549	113,707	111,802	113,659	111,504	107,170	106,235	108,605	108,783	111,782	110,107	112,669	113,439	112,872	112,456	112,927	113,016	111,473	110,334	114,890	118,445	118,818	117,913	119,071	117,010	118,981	120,066	122,592	124,332	126,052	123,846	125,320	123,664	124,477	127,021	126,701	126,476	126,846	128,981	129,130	130,617	131,961	132,351	133,269	133,049	133,703	135,104	132,962
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg US Aggregate Bond Index
Accumulated Value	10,000	10,038	10,041	10,221	10,286	10,274	10,268	10,190	9,949	9,963	9,982	10,049		10,044	10,122	10,199	10,189	10,233	10,325	10,276	10,282	10,268	10,316	10,197	10,100	10,165	10,089	10,161	10,149	10,151	10,216	10,151	10,070	10,131	10,317	10,426	10,420	10,620	10,623	10,812	10,947	10,971	11,256	11,196	11,230	11,224	11,216	11,432	11,638	11,569	11,775	11,830	11,904	12,082	11,984	11,978	11,924	12,041	12,058	11,971	11,799	11,651	11,743	11,782	11,864	11,997	11,974	11,871	11,867	11,902	11,872	11,616	11,487	11,168	10,744	10,813	10,643	10,903	10,595	10,138	10,006	10,374	10,327	10,645	10,370	10,633	10,698	10,581	10,544	10,536	10,469	10,203	10,042	10,497	10,898	10,868	10,715	10,814	10,541	10,719	10,821	11,074	11,233	11,383	11,101	11,218	11,035	11,093	11,337	11,342	11,386	11,305	11,478	11,448	11,585	11,711	11,785	11,858	11,840	11,853	12,047	11,835
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg US Aggregate Bond Index
Accumulated Value	10,000	10,038	10,041	10,221	10,286	10,274	10,268	10,190	9,949	9,963	9,982	10,049		10,044	10,122	10,199	10,189	10,233	10,325	10,276	10,282	10,268	10,316	10,197	10,100	10,165	10,089	10,161	10,149	10,151	10,216	10,151	10,070	10,131	10,317	10,426	10,420	10,620	10,623	10,812	10,947	10,971	11,256	11,196	11,230	11,224	11,216	11,432	11,638	11,569	11,775	11,830	11,904	12,082	11,984	11,978	11,924	12,041	12,058	11,971	11,799	11,651	11,743	11,782	11,864	11,997	11,974	11,871	11,867	11,902	11,872	11,616	11,487	11,168	10,744	10,813	10,643	10,903	10,595	10,138	10,006	10,374	10,327	10,645	10,370	10,633	10,698	10,581	10,544	10,536	10,469	10,203	10,042	10,497	10,898	10,868	10,715	10,814	10,541	10,719	10,821	11,074	11,233	11,383	11,101	11,218	11,035	11,093	11,337	11,342	11,386	11,305	11,478	11,448	11,585	11,711	11,785	11,858	11,840	11,853	12,047	11,835
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg US Aggregate Bond Index
Accumulated Value	10,000	10,038	10,041	10,221	10,286	10,274	10,268	10,190	9,949	9,963	9,982	10,049		10,044	10,122	10,199	10,189	10,233	10,325	10,276	10,282	10,268	10,316	10,197	10,100	10,165	10,089	10,161	10,149	10,151	10,216	10,151	10,070	10,131	10,317	10,426	10,420	10,620	10,623	10,812	10,947	10,971	11,256	11,196	11,230	11,224	11,216	11,432	11,638	11,569	11,775	11,830	11,904	12,082	11,984	11,978	11,924	12,041	12,058	11,971	11,799	11,651	11,743	11,782	11,864	11,997	11,974	11,871	11,867	11,902	11,872	11,616	11,487	11,168	10,744	10,813	10,643	10,903	10,595	10,138	10,006	10,374	10,327	10,645	10,370	10,633	10,698	10,581	10,544	10,536	10,469	10,203	10,042	10,497	10,898	10,868	10,715	10,814	10,541	10,719	10,821	11,074	11,233	11,383	11,101	11,218	11,035	11,093	11,337	11,342	11,386	11,305	11,478	11,448	11,585	11,711	11,785	11,858	11,840	11,853	12,047	11,835
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg US Aggregate Bond Index
Accumulated Value	250,000	250,960	251,024	255,534	257,150	256,856	256,705	254,742	248,716	249,067	249,556	251,233		251,101	253,039	254,987	254,730	255,826	258,121	256,891	257,040	256,710	257,889	254,918	252,502	254,121	252,231	254,031	253,719	253,779	255,412	253,768	251,762	253,265	257,918	260,657	260,506	265,508	265,576	270,290	273,685	274,287	281,394	279,895	280,738	280,595	280,400	285,796	290,940	289,228	294,369	295,740	297,603	302,048	299,610	299,446	298,108	301,034	301,448	299,287	294,965	291,282	293,583	294,542	296,612	299,928	299,357	296,765	296,684	297,561	296,800	290,406	287,166	279,188	268,593	270,325	266,084	272,586	264,883	253,439	250,156	259,356	258,186	266,129	259,248	265,833	267,445	264,532	263,589	263,405	261,723	255,072	251,047	262,416	272,461	271,712	267,873	270,347	263,518	267,986	270,523	276,842	280,820	284,580	277,523	280,457	275,867	277,330	283,432	283,539	284,653	282,615	286,961	286,204	289,627	292,786	294,616	296,446	296,008	296,324	301,176	295,869
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg US Aggregate Bond Index
Accumulated Value	100,000	100,384	100,410	102,214	102,860	102,742	102,682	101,897	99,486	99,627	99,822	100,493		100,440	101,216	101,995	101,892	102,330	103,248	102,757	102,816	102,684	103,155	101,967	101,001	101,649	100,893	101,613	101,488	101,512	102,165	101,507	100,705	101,306	103,167	104,263	104,202	106,203	106,230	108,116	109,474	109,715	112,558	111,958	112,295	112,238	112,160	114,318	116,376	115,691	117,748	118,296	119,041	120,819	119,844	119,778	119,243	120,413	120,579	119,715	117,986	116,513	117,433	117,817	118,645	119,971	119,743	118,706	118,673	119,025	118,720	116,162	114,866	111,675	107,437	108,130	106,434	109,034	105,953	101,375	100,062	103,742	103,274	106,451	103,699	106,333	106,978	105,813	105,436	105,362	104,689	102,029	100,419	104,966	108,984	108,685	107,149	108,139	105,407	107,194	108,209	110,737	112,328	113,832	111,009	112,183	110,347	110,932	113,373	113,416	113,861	113,046	114,784	114,481	115,851	117,115	117,846	118,579	118,403	118,530	120,471	118,347
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg US Aggregate Bond Index
Accumulated Value	10,000	10,038	10,041	10,221	10,286	10,274	10,268	10,190	9,949	9,963	9,982	10,049		10,044	10,122	10,199	10,189	10,233	10,325	10,276	10,282	10,268	10,316	10,197	10,100	10,165	10,089	10,161	10,149	10,151	10,216	10,151	10,070	10,131	10,317	10,426	10,420	10,620	10,623	10,812	10,947	10,971	11,256	11,196	11,230	11,224	11,216	11,432	11,638	11,569	11,775	11,830	11,904	12,082	11,984	11,978	11,924	12,041	12,058	11,971	11,799	11,651	11,743	11,782	11,864	11,997	11,974	11,871	11,867	11,902	11,872	11,616	11,487	11,168	10,744	10,813	10,643	10,903	10,595	10,138	10,006	10,374	10,327	10,645	10,370	10,633	10,698	10,581	10,544	10,536	10,469	10,203	10,042	10,497	10,898	10,868	10,715	10,814	10,541	10,719	10,821	11,074	11,233	11,383	11,101	11,218	11,035	11,093	11,337	11,342	11,386	11,305	11,478	11,448	11,585	11,711	11,785	11,858	11,840	11,853	12,047	11,835
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg US Aggregate Bond Index
Accumulated Value	10,000	10,038	10,041	10,221	10,286	10,274	10,268	10,190	9,949	9,963	9,982	10,049		10,044	10,122	10,199	10,189	10,233	10,325	10,276	10,282	10,268	10,316	10,197	10,100	10,165	10,089	10,161	10,149	10,151	10,216	10,151	10,070	10,131	10,317	10,426	10,420	10,620	10,623	10,812	10,947	10,971	11,256	11,196	11,230	11,224	11,216	11,432	11,638	11,569	11,775	11,830	11,904	12,082	11,984	11,978	11,924	12,041	12,058	11,971	11,799	11,651	11,743	11,782	11,864	11,997	11,974	11,871	11,867	11,902	11,872	11,616	11,487	11,168	10,744	10,813	10,643	10,903	10,595	10,138	10,006	10,374	10,327	10,645	10,370	10,633	10,698	10,581	10,544	10,536	10,469	10,203	10,042	10,497	10,898	10,868	10,715	10,814	10,541	10,719	10,821	11,074	11,233	11,383	11,101	11,218	11,035	11,093	11,337	11,342	11,386	11,305	11,478	11,448	11,585	11,711	11,785	11,858	11,840	11,853	12,047	11,835
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg US Aggregate Bond Index
Accumulated Value	100,000	100,384	100,410	102,214	102,860	102,742	102,682	101,897	99,486	99,627	99,822	100,493		100,440	101,216	101,995	101,892	102,330	103,248	102,757	102,816	102,684	103,155	101,967	101,001	101,649	100,893	101,613	101,488	101,512	102,165	101,507	100,705	101,306	103,167	104,263	104,202	106,203	106,230	108,116	109,474	109,715	112,558	111,958	112,295	112,238	112,160	114,318	116,376	115,691	117,748	118,296	119,041	120,819	119,844	119,778	119,243	120,413	120,579	119,715	117,986	116,513	117,433	117,817	118,645	119,971	119,743	118,706	118,673	119,025	118,720	116,162	114,866	111,675	107,437	108,130	106,434	109,034	105,953	101,375	100,062	103,742	103,274	106,451	103,699	106,333	106,978	105,813	105,436	105,362	104,689	102,029	100,419	104,966	108,984	108,685	107,149	108,139	105,407	107,194	108,209	110,737	112,328	113,832	111,009	112,183	110,347	110,932	113,373	113,416	113,861	113,046	114,784	114,481	115,851	117,115	117,846	118,579	118,403	118,530	120,471	118,347
AMERICAN BEACON INDEX: S&P UBS Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P UBS Leveraged Loan Index
Accumulated Value	10,000	10,190	10,283	10,286	10,431	10,513	10,605	10,686	10,721	10,844	10,901	10,965		10,974	11,022	11,064	11,057	11,143	11,128	11,173	11,247	11,261	11,304	11,426	11,447	11,483	11,539	11,561	11,573	11,669	11,717	11,797	11,797	11,701	11,433	11,696	11,880	11,865	12,053	12,026	12,053	12,147	12,113	12,164	12,105	12,172	12,368	12,434	12,266	10,737	11,197	11,623	11,780	12,001	12,182	12,266	12,287	12,548	12,712	12,872	12,959	12,967	13,033	13,100	13,154	13,153	13,217	13,303	13,334	13,314	13,398	13,446	13,379	13,384	13,407	13,071	12,802	13,041	13,241	12,954	13,064	13,209	13,256	13,596	13,682	13,669	13,798	13,786	14,095	14,278	14,443	14,570	14,574	14,748	14,985	15,103	15,237	15,364	15,468	15,609	15,651	15,766	15,860	15,976	16,111	16,246	16,342	16,459	16,485	16,442	16,431	16,691	16,825	16,963	17,027	17,108	17,159	17,195	17,312	17,266	17,124	17,229
AMERICAN BEACON INDEX: S&P UBS Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P UBS Leveraged Loan Index
Accumulated Value	10,000	10,190	10,283	10,286	10,431	10,513	10,605	10,686	10,721	10,844	10,901	10,965		10,974	11,022	11,064	11,057	11,143	11,128	11,173	11,247	11,261	11,304	11,426	11,447	11,483	11,539	11,561	11,573	11,669	11,717	11,797	11,797	11,701	11,433	11,696	11,880	11,865	12,053	12,026	12,053	12,147	12,113	12,164	12,105	12,172	12,368	12,434	12,266	10,737	11,197	11,623	11,780	12,001	12,182	12,266	12,287	12,548	12,712	12,872	12,959	12,967	13,033	13,100	13,154	13,153	13,217	13,303	13,334	13,314	13,398	13,446	13,379	13,384	13,407	13,071	12,802	13,041	13,241	12,954	13,064	13,209	13,256	13,596	13,682	13,669	13,798	13,786	14,095	14,278	14,443	14,570	14,574	14,748	14,985	15,103	15,237	15,364	15,468	15,609	15,651	15,766	15,860	15,976	16,111	16,246	16,342	16,459	16,485	16,442	16,431	16,691	16,825	16,963	17,027	17,108	17,159	17,195	17,312	17,266	17,124	17,229
AMERICAN BEACON INDEX: S&P UBS Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P UBS Leveraged Loan Index
Accumulated Value	10,000	10,190	10,283	10,286	10,431	10,513	10,605	10,686	10,721	10,844	10,901	10,965		10,974	11,022	11,064	11,057	11,143	11,128	11,173	11,247	11,261	11,304	11,426	11,447	11,483	11,539	11,561	11,573	11,669	11,717	11,797	11,797	11,701	11,433	11,696	11,880	11,865	12,053	12,026	12,053	12,147	12,113	12,164	12,105	12,172	12,368	12,434	12,266	10,737	11,197	11,623	11,780	12,001	12,182	12,266	12,287	12,548	12,712	12,872	12,959	12,967	13,033	13,100	13,154	13,153	13,217	13,303	13,334	13,314	13,398	13,446	13,379	13,384	13,407	13,071	12,802	13,041	13,241	12,954	13,064	13,209	13,256	13,596	13,682	13,669	13,798	13,786	14,095	14,278	14,443	14,570	14,574	14,748	14,985	15,103	15,237	15,364	15,468	15,609	15,651	15,766	15,860	15,976	16,111	16,246	16,342	16,459	16,485	16,442	16,431	16,691	16,825	16,963	17,027	17,108	17,159	17,195	17,312	17,266	17,124	17,229
AMERICAN BEACON INDEX: S&P UBS Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P UBS Leveraged Loan Index
Accumulated Value	250,000	254,746	257,069	257,156	260,771	262,826	265,123	267,158	268,028	271,094	272,540	274,140		274,354	275,546	276,597	276,418	278,585	278,203	279,335	281,183	281,520	282,608	285,656	286,168	287,079	288,478	289,036	289,328	291,725	292,923	294,921	294,939	292,533	285,834	292,412	296,996	296,635	301,340	300,661	301,323	303,682	302,825	304,102	302,627	304,292	309,201	310,844	306,644	268,423	279,937	290,579	294,493	300,032	304,545	306,642	307,175	313,716	317,792	321,816	323,981	324,175	325,824	327,514	328,853	328,841	330,440	332,581	333,366	332,856	334,951	336,151	334,485	334,616	335,190	326,774	320,053	326,026	331,027	323,858	326,610	330,235	331,412	339,915	342,055	341,722	344,960	344,665	352,378	356,965	361,086	364,254	364,365	368,714	374,639	377,571	380,935	384,098	386,705	390,221	391,281	394,154	396,501	399,411	402,789	406,163	408,545	411,489	412,120	411,054	410,786	417,291	420,633	424,091	425,676	427,712	428,982	429,880	432,795	431,662	428,118	430,742
AMERICAN BEACON INDEX: S&P UBS Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P UBS Leveraged Loan Index
Accumulated Value	$ 100,000	$ 101,898	$ 102,828	$ 102,862	$ 104,308	$ 105,130	$ 106,049	$ 106,863	$ 107,211	$ 108,437	$ 109,016	$ 109,656		$ 109,741	$ 110,218	$ 110,638	$ 110,567	$ 111,434	$ 111,281	$ 111,734	$ 112,473	$ 112,608	$ 113,043	$ 114,262	$ 114,467	$ 114,831	$ 115,391	$ 115,614	$ 115,731	$ 116,690	$ 117,169	$ 117,968	$ 117,975	$ 117,013	$ 114,334	$ 116,965	$ 118,798	$ 118,654	$ 120,536	$ 120,264	$ 120,529	$ 121,473	$ 121,130	$ 121,641	$ 121,050	$ 121,717	$ 123,680	$ 124,337	$ 122,657	$ 107,369	$ 111,975	$ 116,231	$ 117,797	$ 120,013	$ 121,818	$ 122,656	$ 122,870	$ 125,486	$ 127,117	$ 128,726	$ 129,592	$ 129,670	$ 130,329	$ 131,005	$ 131,541	$ 131,536	$ 132,176	$ 133,032	$ 133,346	$ 133,142	$ 133,980	$ 134,460	$ 133,794	$ 133,846	$ 134,076	$ 130,709	$ 128,021	$ 130,410	$ 132,411	$ 129,543	$ 130,644	$ 132,094	$ 132,564	$ 135,966	$ 136,822	$ 136,688	$ 137,984	$ 137,866	$ 140,951	$ 142,785	$ 144,434	$ 145,701	$ 145,746	$ 147,485	$ 149,855	$ 151,028	$ 152,374	$ 153,639	$ 154,682	$ 156,088	$ 156,512	$ 157,661	$ 158,600	$ 159,764	$ 161,115	$ 162,465	$ 163,417	$ 164,595	$ 164,848	$ 164,421	$ 164,314	$ 166,916	$ 168,253	$ 169,636	$ 170,270	$ 171,084	$ 171,592	$ 171,952	$ 173,118	$ 172,664	$ 171,247	$ 172,296